Cover	Dec. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2025
Entity File Number	333-210190
Entity Registrant Name	Veritas Farms, Inc.
Entity Central Index Key	0001669400
Entity Tax Identification Number	90-1254190
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	401 E. Las Olas Boulevard,
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Fort Lauderdale,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	833
Local Phone Number	691-4367
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false